Schedule II 0 Valuation and Qualifying Accounts - Summary of Valuation Allowances (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance at Beginning Of Period	$ 20,184,457	$ 15,975,667
Charged to Costs and Expenses	2,725,013	4,208,790
Charged to Other Accounts	(0)	(0)
Deductions	(0)	(0)
Balance at End Of Period	$ 22,909,470	$ 20,184,457